Debt Financings (Details 4) (USD $)		1 Months Ended	6 Months Ended	1 Months Ended			1 Months Ended		1 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011 Unsecured Debt	Jun. 30, 2012 Unsecured Debt Notes issued under Shelf Registration Statements	Mar. 31, 2012 Unsecured Debt Notes issued on March 19, 2012	Jun. 30, 2012 Unsecured Debt 4.875% notes due 2015	Jun. 30, 2012 Unsecured Debt 5.875% notes due 2019	Mar. 31, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Mar. 22, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Apr. 30, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Apr. 06, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Dec. 31, 2011 Secured Debt	Mar. 31, 2012 Secured Debt 2010 term loan, maturing on March 17, 2015	Mar. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015	Dec. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015
Debt financings and information regarding the collateral provided for secured debt
Principal amount outstanding	$ 24,440,852,000		$ 11,000,000,000		$ 750,000,000	$ 750,000,000					$ 9,782,083,000
Issuance of debt							1,250,000,000		1,500,000,000				750,000,000	750,000,000
Interest rate on debt (as a percent)					4.875%	5.875%		8.625%		8.75%
Net proceeds from issuance of notes				1,480,000,000
Interest rate on debt, minimum (as a percent)			0.82%
Interest rate on debt, maximum (as a percent)			8.875%
Prepayment of debt		$ 1,750,000,000										$ 750,000,000